Operating Expenses - Schedule of General and Administrative Expenses (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		$ 28,051,013	$ 49,248,578	$ 15,130,045
Personnel expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	[1]	20,095,026	43,433,010	8,277,874
Consulting and legal expense [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		4,172,869	3,116,868	4,344,986
Depreciation and amortization expense [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		503,422	538,160	680,959
Insurance expense [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		363,243	529,939	328,014
Software expense [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		509,529	431,510	44,909
Transportation Expense [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		202,730	288,026	159,869
Office expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		880,091	237,232	276,905
Travelling expense [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		292,877	161,415	163,411
Office rent expense [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		133,000	165,833
Communication expense [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		299,829	106,121	165,436
Non-income-based taxes [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		106,558	26,341	109,566
Loss on disposal [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses				235,185
Other [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		$ 491,839	$ 214,123	$ 342,931

[1]	The amount includes US$11,280,399 (2024: US$35,660,544 and 2023: US$1,991,885) relating to compensation expenses for various shares granted to employees and non-employees.